ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
    When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
    The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in 2021
    The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, and contingent consideration or non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash (2)	$219	$4,741	$4,039	$8,999
Non-cash consideration	—	19	—	19
Contingent consideration	63	—	359	422
Total consideration	$282	$4,760	$4,398	$9,440

(US$ MILLIONS)
Cash and cash equivalents	$11	$100	$165	$276
Accounts receivable and other, net	52	414	304	770
Inventory, net	—	104	484	588
Property, plant and equipment	56	1,963	467	2,486
Intangible assets	84	1,941	2,507	4,532
Goodwill	290	1,667	1,829	3,786
Equity accounted investments and other assets	9	5	31	45
Accounts payable and other	(96)	(817)	(773)	(1,686)
Non-recourse borrowings in subsidiaries of the partnership	(103)	(27)	(2)	(132)
Deferred income tax liabilities	(21)	(590)	(604)	(1,215)
Net assets acquired before non-controlling interests	$282	$4,760	$4,408	$9,450
Non-controlling interests acquired	—	—	(10)	(10)
Net assets acquired	$282	$4,760	$4,398	$9,440
__________________________________________
(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period.
(2)Cash consideration includes $80 million, $581 million and $500 million of equity from the partnership in the business services, infrastructure services and industrials segments, respectively.
Business services
    Everise Holdings Pte Ltd. (“Everise”)
    On January 8, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Everise, a customer management solutions provider that specializes in managing customer interactions for large global healthcare and technology clients primarily based in the U.S. Total consideration was $282 million, comprising $219 million of equity and $63 million of contingent consideration related to the achievement of near-term performance targets payable to the former shareholders. The partnership’s economic interest of 36% was acquired for equity consideration of $80 million. A portion of the partnership’s economic interest may be syndicated to institutional partners. The partnership received 100% of the voting rights, which provided the partnership with control. Accordingly, the partnership has consolidated the business for financial reporting purposes.
    The acquisition contributed $84 million of intangible assets, net other assets of $11 million and $103 million of non-recourse borrowings. Goodwill of $290 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized is not deductible for income tax purposes. Non-controlling interests of $139 million attributable to institutional partners were recognized and measured at fair value. Transaction costs of $7 million were recorded as other expenses in the consolidated statements of operating results.
    The partnership’s results from operations for the period ended December 31, 2021 include revenues of $338 million contributed from Everise. If the acquisition had been effective January 1, 2021, the partnership would have recorded revenues of $345 million for the year ended December 31, 2021.
Industrials
    DexKo Global Inc. (“DexKo”)
    On October 4, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in DexKo, a leading global manufacturer of highly engineered components primarily for industrial trailers and other towable-equipment providers, and a related acquisition shortly thereafter that was not significant to the partnership. Total consideration was $3.8 billion, comprising $1.1 billion of equity, $2.6 billion of debt, and $30 million of contingent consideration payable to former shareholders related to the realization of tax savings from the utilization of certain tax deductions which arose in connection with the acquisition. The partnership’s economic interest of 35% was acquired for equity consideration of $396 million. A portion of the partnership’s economic interest may be syndicated to institutional partners. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
    Goodwill of $1.4 billion was recognized and represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $2.2 billion were acquired as part of the transaction, primarily comprised customer relationships, proprietary technology and patents and trademarks. Transaction costs of approximately $9 million were recorded as other expenses in the consolidated statements of operating results. Non-controlling interests of $761 million primarily attributable to institutional partners were recognized and measured at fair value.
    The partnership’s results from operations for the period ended December 31, 2021 include revenues of $587 million and $22 million of net loss attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2021, the partnership would have recorded revenues of $2.5 billion and net loss of $49 million attributable to the partnership for the year ended December 31, 2021.
    Aldo Componentes Eletrônicos LTDA (“Aldo”)
    On August 31, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Aldo, a leading distributor of solar power solutions for the distributed generation market in Brazil for total consideration of $623 million, comprising $295 million of equity and $328 million of contingent consideration payable to the former shareholder once certain performance targets have been met. The determination of the final settlement amount ranges from $nil to $340 million. The partnership’s economic interest was 35% comprising $104 million of cash consideration. The partnership received 100% of the voting rights, which provided the partnership with control. Accordingly, the partnership has consolidated the business for financial reporting purposes.
    The acquisition contributed $295 million of intangible assets, $59 million of cash and cash equivalents, $48 million of inventory, $100 million of deferred tax liabilities, and net other liabilities of $99 million. Goodwill of $421 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized is not deductible for income tax purposes. Non-controlling interests of $191 million attributable to institutional partners were recognized and measured at fair value.
    The partnership’s results from operations for the period ended December 31, 2021 include revenues of $228 million and $4 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2021, the partnership would have recorded revenues of $553 million and $24 million of net income attributable to the partnership for the year ended December 31, 2021.
Infrastructure
    Modulaire Investments 2 S.à r.l. (“Modulaire”)
    On December 15, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Modulaire, a provider of modular building leasing services in Europe and Asia-Pacific for total consideration of $4.8 billion, comprising $1.6 billion of equity, $3.2 billion of debt, and $19 million of non-cash consideration. The partnership’s economic interest of 36% was acquired for equity consideration of $581 million. A portion of the partnership’s economic interest may be syndicated to institutional partners. The partnership received 100% of the voting rights, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
    Goodwill of $1.7 billion was recognized and represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $1.9 billion were acquired as part of the transaction, primarily comprised customer relationships and brand names. Transaction costs of approximately $23 million were recorded as other expenses in the consolidated statements of operating results. Non-controlling interests of $1.0 billion attributable to institutional partners were recognized and measured at fair value.
    The partnership’s results from operations for the period ended December 31, 2021 include revenues of $75 million and $18 million of net loss attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2021, the partnership would have recorded revenues of $1.7 billion and net income of $46 million attributable to the partnership for the year ended December 31, 2021.
(b)Acquisitions completed in 2020
    The following summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests at the applicable acquisition dates for significant acquisitions:
Business services
    IndoStar Capital Finance Limited (“IndoStar”)
    On May 27, 2020, the partnership, together with institutional partners, acquired a 31% ownership interest in IndoStar, an Indian financing company focused on commercial vehicle lending and affordable home finance, for consideration of $162 million. The partnership did not receive voting rights with its initial investment and on June 30, 2020 classified the investment as a financial asset measured at fair value through profit and loss.
    On July 8 and 9, 2020, the partnership, together with institutional partners, acquired an additional 26% interest in IndoStar through a Mandatory Tender Offer and a secondary offering, for $114 million and $19 million, respectively, for a total ownership interest of 57%. Upon completion of the additional investment, the partnership received 57% of the voting rights which provided the partnership with control over the business on July 9, 2020. Accordingly, the partnership has consolidated the business for financial reporting purposes. Total consideration for the acquisition, inclusive of the May 27, 2020 transaction was $105 million attributable to the partnership, representing a 20% economic interest. Transaction costs of $4 million were recorded as other expenses in the consolidated statements of operating results in 2020.
    The transaction was accounted for as a business combination achieved in stages. The partnership’s previously held investment in IndoStar was remeasured to fair value prior to the acquisition of additional interests. The fair value approximated carrying value and no cumulative gain or loss arising from changes in the fair value of the investment was recognized.
    The acquisition contributed $1,122 million of loans receivable, $78 million of cash and cash equivalents, $227 million of financial assets, intangible assets of $20 million, net other assets of $30 million and non-recourse borrowings of $988 million. Goodwill of $29 million was recognized and represents the benefits the partnership expects to receive from the integration of the operations. Non-controlling interests of $403 million attributable to institutional partners were recognized and measured at the proportionate share of the fair value of assets acquired and liabilities assumed.
    The partnership’s results from operations for the year ended December 31, 2020 include revenues of $86 million and $3 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2020, the partnership would have recorded revenues of $175 million for the year ended December 31, 2020 and a net loss of $7 million attributable to the partnership for the year ended December 31, 2020.